UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-08216

Registrant Name:	PIMCO Strategic Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	March 31, 2018

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Strategic Income Fund, Inc.

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 380.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.2%
Air Medical Group Holdings, Inc.
6.015% (LIBOR03M + 4.250%) due 09/07/2024 ~		$100	$101
Avantor, Inc.
5.877% (LIBOR03M + 4.000%) due 11/21/2024 ~		80	81
Beacon Roofing Supply, Inc.
3.936% (LIBOR03M + 2.250%) due 01/02/2025 ~		20	20
Caesars Resort Collection LLC
4.627% (LIBOR03M + 2.750%) due 12/22/2024 ~		200	201
California Resources Corp.
6.572% (LIBOR03M + 4.750%) due 12/31/2022 ~		50	51
Centene Corp.
TBD% due 09/13/2018		800	800
Core & Main LP
5.006% - 5.211% (LIBOR03M + 3.000%) due 08/01/2024 ~		20	20
Crown Americas LLC
TBD% due 01/29/2025		50	51
Dubai World
TBD% due 09/30/2022		1,900	1,821
Forbes Energy Services LLC
5.000% - 7.000% due 04/13/2021		57	59
Frontier Communications Corp.
5.630% (LIBOR03M + 3.750%) due 06/15/2024 ~		298	295
iHeartCommunications, Inc.
TBD% due 01/30/2019 ^(d)		1,600	1,279
MH Sub LLC
5.527% (LIBOR03M + 3.750%) due 09/13/2024 ~		60	60
Ply Gem Industries, Inc.
TBD% due 03/28/2025 «		100	100
Sequa Mezzanine Holdings LLC
7.071% (LIBOR03M + 5.000%) due 11/28/2021 ~		119	120
10.752% (LIBOR03M + 9.000%) due 04/28/2022 ~		1,350	1,377
Sinclair Broadcast Group, Inc.
TBD% due 12/12/2024		200	201
SS&C Technologies, Inc.
TBD% due 02/28/2025		300	302
Unitymedia Hessen GmbH & Co. KG
2.750% (EUR003M + 2.750%) due 01/15/2027 ~	EUR	100	123
UPC Financing Partnership
4.277% (LIBOR03M + 2.500%) due 01/15/2026 ~		$100	100
West Corp.
5.877% (LIBOR03M + 4.000%) due 10/10/2024 ~		35	35

Total Loan Participations and Assignments (Cost $7,367)			7,197

CORPORATE BONDS & NOTES 23.5%
BANKING & FINANCE 9.5%
Assurant, Inc.
4.200% due 09/27/2023		30	30
Athene Holding Ltd.
4.125% due 01/12/2028		28	27
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		90	89
Bank of America Corp.
5.875% due 03/15/2028 •(h)		226	228
Barclays Bank PLC
7.625% due 11/21/2022 (i)(l)		800	879
14.000% due 06/15/2019 •(h)	GBP	1,300	2,061
Barclays PLC
3.250% due 01/17/2033		100	136
5.875% due 09/15/2024 •(h)		1,100	1,540
Brookfield Finance, Inc.
3.900% due 01/25/2028		$48	47
4.700% due 09/20/2047		110	107
Cantor Fitzgerald LP
7.875% due 10/15/2019 (l)		930	989
CIT Group, Inc.
4.125% due 03/09/2021		32	32
5.250% due 03/07/2025		28	29
Deutsche Bank AG
4.250% due 10/14/2021 (l)		3,200	3,252
Emerald Bay S.A.
0.000% due 10/08/2020 (g)	EUR	15	17

Equinix, Inc.
2.875% due 03/15/2024	100	122
2.875% due 02/01/2026	100	117
Exeter Finance Corp.
9.750% due 05/20/2019 «	$2,400	2,347
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022	134	136
HSBC Holdings PLC
6.250% due 03/23/2023 •(h)(i)	200	203
6.500% due 03/23/2028 •(h)(i)	300	306
Hudson Pacific Properties LP
3.950% due 11/01/2027	18	17
Hunt Cos., Inc.
6.250% due 02/15/2026	14	14
Iron Mountain, Inc.
5.250% due 03/15/2028	4	4
iStar, Inc.
4.625% due 09/15/2020	7	7
5.250% due 09/15/2022	27	26
Kennedy-Wilson, Inc.
5.875% due 04/01/2024	36	36
Life Storage LP
3.875% due 12/15/2027	16	15
LoanCore Capital Markets LLC
6.875% due 06/01/2020 (l)	1,000	1,013
MetLife, Inc.
5.875% due 03/15/2028 •(h)	80	82
Navient Corp.
5.875% due 03/25/2021 (l)	1,009	1,035
6.500% due 06/15/2022	44	46
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022	26	27
Physicians Realty LP
3.950% due 01/15/2028	34	33
Pinnacol Assurance
8.625% due 06/25/2034 «(j)	2,600	2,820
Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 •(h)(i)	1,000	1,089
Santander Holdings USA, Inc.
3.400% due 01/18/2023	32	31
4.400% due 07/13/2027	10	10
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022 (l)	2,000	2,127
SL Green Realty Corp.
7.750% due 03/15/2020 (l)	4,500	4,887
Spirit Realty LP
4.450% due 09/15/2026 (l)	3,300	3,203
Springleaf Finance Corp.
5.625% due 03/15/2023 (l)	700	689
6.125% due 05/15/2022 (l)	208	213
6.875% due 03/15/2025	190	191
Starwood Property Trust, Inc.
4.750% due 03/15/2025	40	39
STORE Capital Corp.
4.500% due 03/15/2028	20	20
Vici Properties LLC
8.000% due 10/15/2023 (l)	135	151

		30,519

INDUSTRIALS 10.4%
Air Canada Pass-Through Trust
3.700% due 07/15/2027	12	12
Altice Financing S.A.
6.625% due 02/15/2023	420	417
American Woodmark Corp.
4.875% due 03/15/2026	7	7
Andeavor Logistics LP
3.500% due 12/01/2022	6	6
4.250% due 12/01/2027	10	10
Anheuser-Busch InBev Worldwide, Inc.
4.000% due 04/13/2028 (c)	58	59
4.375% due 04/15/2038 (c)	56	57
4.600% due 04/15/2048 (c)	46	48
4.750% due 04/15/2058 (c)	71	73
Aramark Services, Inc.
5.000% due 02/01/2028	32	31
Ball Corp.
4.875% due 03/15/2026	37	37
Berry Global, Inc.
4.500% due 02/15/2026	36	34
BMC Software Finance, Inc.
8.125% due 07/15/2021	74	74
Caesars Resort Collection LLC
5.250% due 10/15/2025	4	4

Campbell Soup Co.
2.645% due 03/16/2020 ~		80	80
2.775% due 03/15/2021 ~		50	50
3.300% due 03/15/2021		50	50
3.650% due 03/15/2023		70	70
3.950% due 03/15/2025		60	60
4.150% due 03/15/2028		70	69
4.800% due 03/15/2048		20	20
Charles River Laboratories International, Inc.
5.500% due 04/01/2026 (c)		14	14
Charter Communications Operating LLC
4.200% due 03/15/2028		74	71
Cheniere Energy Partners LP
5.250% due 10/01/2025		18	18
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		18	18
Community Health Systems, Inc.
5.125% due 08/01/2021		190	178
6.250% due 03/31/2023		921	853
Coty, Inc.
6.500% due 04/15/2026 (c)		40	40
Crown Americas LLC
4.750% due 02/01/2026		26	25
CVS Health Corp.
2.687% due 03/09/2020 ~		60	60
2.777% due 03/09/2021 ~		22	22
3.125% due 03/09/2020		100	100
3.350% due 03/09/2021		90	91
3.700% due 03/09/2023		260	261
4.100% due 03/25/2025		160	161
4.300% due 03/25/2028		210	212
4.780% due 03/25/2038		50	51
5.050% due 03/25/2048		80	84
CVS Pass-Through Trust
7.507% due 01/10/2032		796	940
DAE Funding LLC
4.000% due 08/01/2020		40	39
Discovery Communications LLC
3.950% due 03/20/2028		26	25
EI Group PLC
6.875% due 05/09/2025	GBP	620	967
Ensco PLC
7.750% due 02/01/2026		$6	6
Exela Intermediate LLC
10.000% due 07/15/2023		65	66
Frontier Finance PLC
8.000% due 03/23/2022	GBP	2,600	3,737
Full House Resorts, Inc.
8.575% due 01/31/2024 «		$200	194
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		28	29
Hologic, Inc.
4.375% due 10/15/2025		14	14
iHeartCommunications, Inc.
9.000% due 03/01/2021 ^(d)		5,770	4,584
9.000% due 09/15/2022 ^(d)		1,200	954
IHS Markit Ltd.
4.000% due 03/01/2026		3	3
Ingevity Corp.
4.500% due 02/01/2026		20	19
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020 (l)		3,970	3,692
9.750% due 07/15/2025		64	60
Intelsat Luxembourg S.A.
6.750% due 06/01/2018		2,398	2,386
IRB Holding Corp.
6.750% due 02/15/2026		12	12
Kinder Morgan, Inc.
5.300% due 12/01/2034 (l)		1,500	1,543
7.750% due 01/15/2032 (l)		4,500	5,765
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		12	12
Meredith Corp.
6.875% due 02/01/2026		26	27
Netflix, Inc.
4.875% due 04/15/2028		15	14
OI European Group BV
4.000% due 03/15/2023		14	13
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		44	42
4.500% due 03/15/2023		88	84
5.250% due 08/15/2022		7	7
5.500% due 02/15/2024		20	19
Petroleos Mexicanos
6.500% due 03/13/2027		110	118
6.750% due 09/21/2047		70	71

Pisces Midco, Inc.
8.000% due 04/15/2026 (c)		106	106
Pitney Bowes, Inc.
4.700% due 04/01/2023		20	19
Radiate Holdco LLC
6.875% due 02/15/2023		40	39
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		4	4
Scientific Games International, Inc.
5.000% due 10/15/2025		7	7
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		28	28
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		200	201
5.152% due 09/20/2029		200	201
Standard Industries, Inc.
4.750% due 01/15/2028		46	44
Sunoco LP
4.875% due 01/15/2023		36	35
T-Mobile USA, Inc.
4.750% due 02/01/2028		24	23
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022	EUR	200	247
4.500% due 03/01/2025		100	124
6.000% due 04/15/2024		$200	194
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		16	16
Tronox, Inc.
6.500% due 04/15/2026 (c)		36	36
UAL Pass-Through Trust
6.636% due 01/02/2024		1,453	1,525
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	110	132
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025		$10	10
6.500% due 03/15/2022		49	51
7.000% due 03/15/2024 (l)		244	255
9.250% due 04/01/2026		6	6
ViaSat, Inc.
5.625% due 09/15/2025		50	48
Viking Cruises Ltd.
5.875% due 09/15/2027		18	17
VOC Escrow Ltd.
5.000% due 02/15/2028		40	38
Vrio Finco 1 LLC
6.875% due 04/04/2028 (c)		290	293
Western Digital Corp.
4.750% due 02/15/2026		144	144
Wind Tre SpA
2.625% due 01/20/2023	EUR	200	222
2.750% due 01/20/2024 ~		200	228
Wyndham Hotels & Resorts, Inc.
5.375% due 04/15/2026 (c)		$16	16

			33,278

UTILITIES 3.6%
AT&T, Inc.
2.850% due 02/14/2023 (l)		110	110
3.400% due 08/14/2024 (l)		220	221
3.900% due 08/14/2027 (l)		200	202
4.900% due 08/14/2037 (l)		198	200
5.150% due 02/14/2050 (l)		298	302
5.300% due 08/14/2058		90	91
Calpine Corp.
5.250% due 06/01/2026		12	12
Frontier Communications Corp.
8.500% due 04/01/2026		50	48
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023 (l)		5,600	6,011
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034 (l)		1,710	2,218
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,334	1,291
Petrobras Global Finance BV
5.999% due 01/27/2028		16	16
6.125% due 01/17/2022 (l)		224	240
7.375% due 01/17/2027		424	460
Sprint Capital Corp.
6.900% due 05/01/2019		4	4

Sprint Corp.
7.625% due 03/01/2026	151	148

		11,574

Total Corporate Bonds & Notes (Cost $72,096)		75,371

MUNICIPAL BONDS & NOTES 1.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	50	50
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	70	76
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	15	16
7.350% due 07/01/2035	10	11
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	145	136

		289

WEST VIRGINIA 1.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)	25,300	1,533
7.467% due 06/01/2047	1,650	1,640

		3,173

Total Municipal Bonds & Notes (Cost $3,152)		3,462

U.S. GOVERNMENT AGENCIES 266.6%
Fannie Mae
1.578% due 08/25/2054 ~(a)(l)	18,655	968
2.500% due 12/25/2027 (a)	4,069	314
2.940% (H15T1Y + 1.940%) due 12/01/2030 ~(l)	158	160
3.260% (H15T1Y + 2.135%) due 09/01/2028 ~	3	3
3.369% (H15T1Y + 2.320%) due 12/01/2028 ~	40	42
3.538% (H15T1Y + 2.325%) due 11/01/2027 ~	45	46
3.933% (H15T1Y + 2.275%) due 03/01/2032 ~	74	74
4.250% due 11/25/2024 (l)	583	591
4.500% due 09/01/2023 - 08/01/2041	168	176
4.500% due 07/25/2040 - 04/01/2041 (l)	1,472	1,534
5.000% due 12/01/2018 - 07/25/2038	214	223
5.000% due 01/25/2038 (l)	8,210	8,765
5.422% (US0001M + 3.550%) due 07/25/2029 ~	490	533
5.436% due 12/25/2042 ~	33	35
5.500% due 07/25/2024 - 08/01/2037	550	574
5.500% due 11/25/2032 - 04/25/2035 (l)	6,637	7,177
5.750% due 06/25/2033	28	31
5.807% due 08/25/2043 (l)	1,742	1,865
6.000% due 09/25/2031 - 01/25/2044	1,825	2,011
6.000% due 12/01/2032 - 06/01/2040 (l)	5,853	6,566
6.500% due 10/01/2018 - 11/01/2047	6,386	7,099
6.500% due 06/01/2036 - 07/01/2039 (l)	757	847
6.500% due 10/25/2042 ~	15	17
6.850% due 12/18/2027	13	14
7.000% due 07/01/2021 - 01/01/2047	978	1,080
7.000% due 07/01/2036 - 03/25/2045 (l)	1,161	1,284
7.000% due 09/25/2041 ~	488	518
7.500% due 05/01/2022 - 06/25/2044	1,434	1,622
7.500% due 06/19/2041 - 10/25/2042 ~	992	1,093
7.622% (US0001M + 5.750%) due 07/25/2029 ~	660	772
7.700% due 03/25/2023	14	15
8.000% due 09/25/2021 - 06/01/2032	290	310
8.000% due 06/19/2041 ~	831	948
8.500% due 09/25/2021 - 06/25/2030	456	509
9.419% due 05/15/2021	24	24
9.801% due 07/15/2027	15	15
Fannie Mae, TBA
3.000% due 10/01/2047 - 08/01/2048	193,000	188,083
3.500% due 10/01/2047 - 09/01/2048	234,000	234,247
4.000% due 03/01/2048 - 08/01/2048	303,000	310,288
Freddie Mac
0.000% due 07/25/2032 ~	114	119
0.000% due 04/25/2045 - 11/25/2050 (b)(g)	15,476	9,818
0.100% due 02/25/2046 - 11/25/2050 (a)	149,343	636
0.200% due 04/25/2045 (a)	3,268	5
1.484% due 11/15/2038 ~(a)(l)	35,224	1,753
1.774% due 05/15/2038 ~(a)(l)	15,788	717
1.837% due 08/15/2036 ~(a)	5,220	276
2.011% due 11/25/2045 ~(a)	5,336	805
3.387% (H15T1Y + 2.137%) due 12/01/2026 ~	6	6
3.499% (H15T1Y + 2.249%) due 09/01/2031 ~	32	33
3.703% (US0012M + 1.783%) due 04/01/2033 ~	2	2
5.000% due 02/15/2024	7	7

5.500% due 04/01/2039 - 06/15/2041 (l)	5,831	6,377
6.000% due 12/15/2028 - 03/15/2035	712	790
6.000% due 02/15/2032 (l)	1,856	2,094
6.500% due 08/01/2021 - 09/01/2047	4,318	4,902
6.500% due 06/15/2031 - 07/15/2032 (l)	2,897	3,275
6.500% due 09/25/2043 ~	53	60
6.900% due 09/15/2023	221	235
6.950% due 07/15/2021	96	100
7.000% due 08/01/2021 - 10/25/2043	2,105	2,320
7.000% due 03/15/2029 - 10/01/2031 (l)	2,516	2,813
7.022% (US0001M + 5.150%) due 10/25/2029 ~	1,200	1,355
7.500% due 05/15/2024 - 02/25/2042	935	1,003
7.500% due 04/01/2028 - 12/01/2030 (l)	1,107	1,240
8.000% due 08/15/2022 - 04/15/2030	228	248
9.422% (US0001M + 7.550%) due 12/25/2027 ~	1,595	1,975
12.622% (US0001M + 10.750%) due 03/25/2025 ~	390	535
Freddie Mac, TBA
4.000% due 11/13/2047	3,000	3,078
Ginnie Mae
6.000% due 04/15/2029 - 12/15/2038	261	291
6.000% due 07/15/2037 - 11/15/2038 (l)	1,410	1,600
6.500% due 11/20/2024 - 10/20/2038	87	90
6.500% due 04/15/2032 - 05/15/2032 (l)	548	614
7.000% due 04/15/2024 - 06/15/2026	45	48
7.500% due 06/15/2023 - 03/15/2029	704	731
8.000% due 11/15/2021 - 11/15/2022	4	4
8.500% due 05/15/2022 - 02/15/2031	10	10
9.000% due 05/15/2018 - 01/15/2020	37	39
Ginnie Mae, TBA
4.000% due 09/01/2048	20,000	20,563
Small Business Administration
4.625% due 02/01/2025	96	99
5.510% due 11/01/2027	355	372
5.780% due 08/01/2027	24	25
5.820% due 07/01/2027	27	29
6.300% due 06/01/2018	7	7
Vendee Mortgage Trust
6.500% due 03/15/2029	152	166
6.750% due 02/15/2026 - 06/15/2026	101	110
7.500% due 09/15/2030	2,300	2,632

Total U.S. Government Agencies (Cost $879,032)		854,480

U.S. TREASURY OBLIGATIONS 18.6%
U.S. Treasury Notes
2.000% due 08/15/2025 (l)	41,000	39,055
2.000% due 11/15/2026 (l)(p)	21,800	20,549

Total U.S. Treasury Obligations (Cost $62,044)		59,604

NON-AGENCY MORTGAGE-BACKED SECURITIES 41.5%
Adjustable Rate Mortgage Trust
3.754% due 07/25/2035 ~	617	597
4.066% due 08/25/2035 ~	1,000	989
Banc of America Mortgage Trust
3.692% due 02/25/2035 ~	20	20
Bancorp Commercial Mortgage Trust
5.490% due 08/15/2032 ~	3,300	3,326
7.813% (LIBOR01M + 6.037%) due 11/15/2033 ~	4,500	4,533
Barclays Commercial Mortgage Securities Trust
6.777% (LIBOR01M + 5.000%) due 08/15/2027 ~	2,700	2,654
BCAP LLC Trust
1.790% due 07/26/2036 ~	211	167
3.629% due 10/26/2033 ~	130	114
3.631% due 10/26/2036 ~	1,784	1,749
3.793% due 06/26/2035 ~	43	39
Bear Stearns ALT-A Trust
3.860% due 08/25/2036 ^~	363	286
Bear Stearns Commercial Mortgage Securities Trust
5.607% due 12/11/2040 ~	5,728	5,456
5.657% due 10/12/2041 ~	4,467	4,218
5.760% due 04/12/2038 ~	120	94
7.000% due 05/20/2030 ~	220	220
Citigroup Commercial Mortgage Trust
5.612% due 12/10/2049 ~	2,019	1,551
Citigroup Mortgage Loan Trust, Inc.
7.000% due 09/25/2033	4	4
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~	23	14
Commercial Mortgage Loan Trust
6.034% due 12/10/2049 ~	2,266	1,399
Commercial Mortgage Trust
5.505% due 03/10/2039 ~	917	710
5.658% due 06/10/2046 ~	371	283
Countrywide Alternative Loan Trust
2.082% (US0001M + 0.210%) due 07/25/2046 ^~	2,147	1,968

5.500% due 05/25/2022 ^		13	10
6.500% due 07/25/2035 ^		406	305
Countrywide Home Loan Mortgage Pass-Through Trust
2.512% (US0001M + 0.640%) due 03/25/2035 ~		1,955	1,726
3.233% due 08/25/2034 ~		511	500
3.742% (US0001M + 1.870%) due 03/25/2046 ^~		2,914	1,919
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 06/25/2035 ^		177	183
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
7.000% due 02/25/2034		419	461
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.500% due 03/25/2036 ^		1,125	691
Epic Drummond Ltd.
0.000% (EUR003M + 0.190%) due 01/25/2022 ~	EUR	82	101
Eurosail PLC
2.204% (BP0003M + 1.600%) due 09/13/2045 ~	GBP	1,751	2,379
2.854% (BP0003M + 2.250%) due 09/13/2045 ~		1,251	1,690
4.454% (BP0003M + 3.850%) due 09/13/2045 ~		1,063	1,607
GC Pastor Hipotecario FTA
0.000% (EUR003M + 0.170%) due 06/21/2046 ~	EUR	1,630	1,803
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 ~		$5,000	5,047
GMAC Mortgage Corp. Loan Trust
4.070% due 08/19/2034 ~		112	108
GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~		2,900	2,592
GSAA Trust
6.000% due 04/01/2034		1,027	1,071
GSMPS Mortgage Loan Trust
5.866% due 06/19/2027 ~		34	34
7.000% due 06/25/2043		2,307	2,581
8.000% due 09/19/2027 ~		560	558
GSR Mortgage Loan Trust
2.202% (US0001M + 0.330%) due 12/25/2034 ~		351	336
3.630% (H15T1Y + 1.750%) due 03/25/2033 ~		2	2
6.500% due 01/25/2034		234	252
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% (EUR003M + 0.140%) due 03/22/2043 ~	EUR	555	621
JPMorgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/2047		$1,900	1,396
5.623% due 05/12/2045		747	696
JPMorgan Mortgage Trust
3.800% due 10/25/2036 ^~		2,348	2,317
5.500% due 08/25/2022 ^		17	17
5.500% due 06/25/2037 ^		277	276
LB-UBS Commercial Mortgage Trust
5.350% due 09/15/2040 ~		3,620	3,659
Lehman XS Trust
2.722% (LIBOR01M + 0.850%) due 09/25/2047 ~(l)		5,314	5,206
MASTR Adjustable Rate Mortgages Trust
3.695% due 10/25/2034 ~		840	794
MASTR Alternative Loan Trust
6.250% due 07/25/2036		431	385
6.500% due 03/25/2034		817	870
7.000% due 04/25/2034		43	46
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		3,826	3,773
7.500% due 07/25/2035		2,049	2,060
Merrill Lynch Mortgage Trust
5.810% due 06/12/2050 ~		5,100	5,157
Morgan Stanley Capital Trust
5.993% due 06/11/2049 ~		586	595
Morgan Stanley Resecuritization Trust
3.036% due 12/26/2046 ~		7,757	6,728
Motel 6 Trust
8.703% due 08/15/2019 ~		4,444	4,509
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034 ^		1,092	1,129
7.500% due 03/25/2034 ^		2,747	2,696
7.500% due 10/25/2034 ^		3,275	3,565
Newgate Funding PLC
0.923% (EUR003M + 1.250%) due 12/15/2050 ~	EUR	2,176	2,637
1.173% (EUR003M + 1.500%) due 12/15/2050 ~		2,176	2,603
1.606% (BP0003M + 1.000%) due 12/15/2050 ~	GBP	2,997	4,146
1.856% (BP0003M + 1.250%) due 12/15/2050 ~		2,462	3,333
RBSSP Resecuritization Trust
6.000% due 02/26/2037 ~		$4,058	3,324
6.250% due 12/26/2036 ~		6,127	3,327
Reperforming Loan REMIC Trust
7.500% due 11/25/2034		1,040	1,044
Residential Accredit Loans, Inc. Trust
6.000% due 08/25/2035 ^		1,800	1,695
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		476	533
8.500% due 11/25/2031		758	793

Structured Asset Mortgage Investments Trust
2.783% (12MTA + 1.500%) due 08/25/2047 ^~		3,115	2,951
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		2,915	2,616
WaMu Mortgage Pass-Through Certificates Trust
3.067% due 05/25/2035 ~		273	276
Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		132	144
7.500% due 04/25/2033		376	404
Wells Fargo Mortgage-Backed Securities Trust
3.603% due 04/25/2036 ^~		27	28
3.645% due 06/25/2035 ~		254	261

Total Non-Agency Mortgage-Backed Securities (Cost $122,310)			132,957

ASSET-BACKED SECURITIES 20.7%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021		205	48
Airspeed Ltd.
2.047% (LIBOR01M + 0.270%) due 06/15/2032 ~		1,885	1,640
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.397% (US0001M + 3.525%) due 11/25/2032 ^~		235	9
Bear Stearns Asset-Backed Securities Trust
1.733% (US0001M + 0.500%) due 09/25/2034 ~		559	541
Citigroup Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 12/25/2036 ~		5,061	3,347
2.092% (US0001M + 0.220%) due 12/25/2036 ~		2,636	1,421
Citigroup Mortgage Loan Trust, Inc.
2.132% (US0001M + 0.260%) due 03/25/2037 ~(l)		6,149	5,596
Conseco Finance Corp.
6.530% due 02/01/2031 ~		132	129
7.050% due 01/15/2027		63	64
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		1,601	1,046
Countrywide Asset-Backed Certificates
2.002% (US0001M + 0.130%) due 12/25/2036 ^~		3,341	3,134
2.012% (US0001M + 0.140%) due 06/25/2047 ^~(l)		8,838	8,115
2.072% (US0001M + 0.200%) due 06/25/2037 ^~		2,462	2,225
2.072% (US0001M + 0.200%) due 06/25/2047 ~(l)		6,229	5,127
2.162% (US0001M + 0.290%) due 06/25/2037 ~		8,449	8,049
4.774% due 07/25/2036 ~(l)		11,700	11,668
Countrywide Asset-Backed Certificates Trust
3.522% (US0001M + 1.650%) due 11/25/2034 ~		2,297	1,648
Crecera Americas LLC
0.000% due 08/31/2020 ~		5,200	5,205
Credit-Based Asset Servicing and Securitization LLC
5.698% due 12/25/2037		548	563
Encore Credit Receivables Trust
2.607% (US0001M + 0.735%) due 07/25/2035 ~		576	532
Greenpoint Manufactured Housing
8.300% due 10/15/2026 ~		585	632
National Collegiate Commutation Trust
0.000% (7-DayAuc) due 03/25/2038 ~		10,400	5,410
Oakwood Mortgage Investors, Inc.
2.007% (US0001M + 0.230%) due 06/15/2032 ~		17	16
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031		19	14

Total Asset-Backed Securities (Cost $60,425)			66,179

SOVEREIGN ISSUES 4.5%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	1,570	1,339
3.375% due 01/15/2023		100	122
5.250% due 01/15/2028		100	120
6.250% due 11/09/2047		100	114
7.820% due 12/31/2033		3,702	5,153
22.844% (BADLARPP) due 10/04/2022 ~	ARS	32	3
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		33,957	1,733
26.164% (BADLARPP + 3.250%) due 03/01/2020 ~		500	26
27.250% due 06/21/2020 ~		97,395	5,150
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	5	6
Peru Government International Bond
6.150% due 08/12/2032	PEN	1,020	349
6.350% due 08/12/2028		220	77
8.200% due 08/12/2026		220	85
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)		$135	40
9.250% due 09/15/2027 ^(d)		171	56

Total Sovereign Issues (Cost $14,393)			14,373

	SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Caesars Entertainment Corp. (e)	27,655	311

ENERGY 0.0%
Forbes Energy Services Ltd. (e)(j)	4,500	43

Total Common Stocks (Cost $550)		354

REAL ESTATE INVESTMENT TRUSTS 0.3%
REAL ESTATE 0.3%
VICI Properties, Inc. (j)	44,227	810

Total Real Estate Investment Trusts (Cost $667)		810

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (k) 0.7%		2,166

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.5%
1.450% due 04/19/2018 - 04/26/2018 (f)(g)(n)	1,658	1,656

Total Short-Term Instruments (Cost $3,823)		3,822

Total Investments in Securities (Cost $1,225,859)		1,218,609

Total Investments 380.3% (Cost $1,225,859)		$1,218,609
Financial Derivative Instruments (m)(o) (0.9)% (Cost or Premiums, net $8,417)		(2,918)
Other Assets and Liabilities, net (279.4)%		(895,259)

Net Assets 100.0%		$320,432

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Forbes Energy Services Ltd.	03/11/2014	$222	$43	0.01%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,600	2,820	0.88
VICI Properties, Inc.	03/06/2014 - 11/06/2017	667	810	0.25

		$3,489	$3,673	1.14%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$2,166	U.S. Treasury Notes 2.000% due 04/30/2024	$(2,212)	$2,166	$2,166

Total Repurchase Agreements						$(2,212)	$2,166	$2,166

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	1.880%	03/15/2018	04/16/2018	$(4,636)	$(4,640)
BPS	2.000	03/15/2018	06/15/2018	(9,209)	(9,218)
	2.010	03/13/2018	06/13/2018	(16,580)	(16,599)
	2.100	01/10/2018	04/10/2018	(4,939)	(4,963)
	2.150	01/05/2018	04/05/2018	(1,950)	(1,960)
	2.150	02/15/2018	05/15/2018	(2,475)	(2,482)
	2.150	02/21/2018	04/05/2018	(136)	(136)
	2.180	02/05/2018	05/07/2018	(700)	(702)
	2.190	02/13/2018	05/14/2018	(5,504)	(5,520)
	2.250	03/01/2018	06/01/2018	(6,238)	(6,250)
	2.320	03/02/2018	06/04/2018	(1,038)	(1,040)
	2.350	02/13/2018	05/14/2018	(3,838)	(3,850)
	2.510	02/13/2018	05/14/2018	(10,351)	(10,386)
	2.721	03/12/2018	06/12/2018	(3,420)	(3,425)
	2.983	02/13/2018	05/15/2018	(19,254)	(19,331)
	2.993	02/06/2018	05/07/2018	(9,328)	(9,371)
BRC	2.000	03/12/2018	04/12/2018	(1,874)	(1,876)
	2.150	03/12/2018	04/12/2018	(530)	(531)
	2.200	02/09/2018	05/09/2018	(2,009)	(2,015)
	2.300	02/09/2018	05/09/2018	(4,995)	(5,012)

Total Reverse Repurchase Agreements					$(109,307)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	2.200%	03/26/2018	04/02/2018	$(21,288)	$(21,288)
BPG	2.040	03/21/2018	04/04/2018	(6,116)	(6,115)
	2.350	03/28/2018	04/04/2018	(1,338)	(1,337)
MSC	2.080	03/21/2018	04/03/2018	(9,878)	(9,878)

Total Sale-Buyback Transactions					$(38,618)

Mortgage Dollar Rolls:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Received	Amount Borrowed (2)
BOS	1.582%	04/12/2018	05/13/2018	$3,871	$(3,871)
FOB	1.450	04/12/2018	05/13/2018	184,312	(184,312)
	1.714	04/12/2018	05/13/2018	27,964	(27,964)
	1.736	04/12/2018	05/13/2018	77,765	(77,765)
	1.978	04/12/2018	05/13/2018	93,151	(93,151)
GSC	1.736	04/12/2018	05/13/2018	12,947	(12,947)
MSC	1.758	04/12/2018	05/13/2018	9,971	(9,971)
	2.000	04/12/2018	05/13/2018	3,071	(3,071)
RDR	2.065	04/12/2018	05/13/2018	61,329	(61,329)

Total Mortgage Dollar Rolls				$474,381	$(474,381)

(l)	Securities with an aggregate market value of $171,855 and cash of $840 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(133,045) at a weighted average interest rate of 1.768%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	212	$51,582	$(403)	$0	$(6)

Total Futures Contracts				$(403)	$0	$(6)

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	15.590%	Maturity	01/04/2021	BRL	7,200	$1,236	$(797)	$439	$5	$0
Receive	3-Month CAD Bank Bill	3.500	Semi-Annual	06/20/2044	CAD	3,800	(534)	4	(530)	0	(26)
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024		11,200	624	(126)	498	29	0
Receive (1)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		$34,400	1,632	65	1,697	0	(46)
Receive (1)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		123,900	4,175	1,782	5,957	0	(268)
Receive (1)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		87,000	3,543	3,284	6,827	0	(511)
Receive (1)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028	EUR	600	0	1	1	0	(1)
Receive (1)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		2,300	(32)	(18)	(50)	0	(2)
Receive (1)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	1,500	35	(25)	10	0	(8)

Total Swap Agreements							$10,679	$4,170	$14,849	$34	$(862)

(n)	Securities with an aggregate market value of $1,642 and cash of $10,676 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	This instrument has a forward starting effective date.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	04/2018	BRL	939		$282	$0	$(2)
	04/2018		$288	BRL	939	0	(4)
	05/2018	BRL	939		$287	4	0
BRC	06/2018		$88	RUB	5,043	0	(1)
CBK	04/2018	EUR	355		$439	2	0
	04/2018	GBP	16,001		22,504	54	0
	04/2018		$223	EUR	181	0	(1)
	04/2018		341	GBP	244	1	0
	04/2018		123	RUB	7,192	2	0
	05/2018	NZD	1,094		$800	10	0
	05/2018		$220	RUB	12,584	0	(1)
DUB	04/2018		1,413		80,334	0	(13)
	05/2018	PEN	1,700		$520	0	(6)
FBF	05/2018		$1,211	RUB	68,585	0	(21)
GLM	04/2018	EUR	12,940		$16,001	79	0
HUS	04/2018	RUB	87,526		1,534	9	0
	04/2018		$22,404	GBP	15,757	0	(297)
	04/2018		1,533	RUB	87,526	0	(9)
	05/2018	GBP	15,757		$22,432	297	0
	05/2018		$237	RUB	13,688	1	0
JPM	04/2018	BRL	939		$287	3	0
	04/2018	CAD	84		65	0	0
	04/2018		$282	BRL	939	2	0
MSB	05/2018	ARS	54,068		$2,578	0	(39)
UAG	04/2018		$16,243	EUR	13,114	0	(107)
	05/2018	EUR	13,114		$16,277	107	0

Total Forward Foreign Currency Contracts						$571	$(501)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	$72.469	04/05/2018	$16,000	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	75.375	04/05/2018	38,000	1	0
	Put - OTC Fannie Mae, TBA 4.000% due 04/01/2048	77.844	04/05/2018	300,000	12	0
FAR	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	68.000	04/05/2018	162,000	6	0
	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	73.000	04/05/2018	185,000	7	0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 05/01/2048	67.000	05/07/2018	15,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	69.000	05/07/2018	11,000	0	0
	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2048	71.000	05/07/2018	3,000	0	0
	Put - OTC Freddie Mac, TBA 4.000% due 05/01/2048	71.000	05/07/2018	3,000	0	0
	Put - OTC Ginnie Mae, TBA 4.000% due 05/01/2048	71.000	05/07/2018	20,000	1	0

Total Purchased Options					$29	$0

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Indonesia Government International Bond	1.000%	Quarterly	06/20/2019	0.213%	$100	$(3)	$4	$1	$0
BPS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754	3,100	(306)	320	14	0
DUB	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.213	300	(11)	14	3	0
GST	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.965	10	(1)	1	0	0
HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754	3,400	(338)	353	15	0
JPM	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.213	800	(27)	35	8	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.717	200	(23)	25	2	0

							$(709)	$752	$43	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	Monthly	05/11/2063	$1,100	$(67)	$(94)	$0	$(161)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	1,400	(161)	(52)	0	(213)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	900	(113)	(3)	0	(116)
FBF	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	100	(12)	(3)	0	(15)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	100	(10)	(1)	0	(11)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	400	(63)	2	0	(61)
GST	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	1,400	(71)	10	0	(61)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	1,000	(135)	(103)	0	(238)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	2,200	(121)	(202)	0	(323)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	400	(20)	(26)	0	(46)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	2,200	(274)	(9)	0	(283)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	2,750	(293)	(11)	0	(304)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	550	(29)	(52)	0	(81)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	700	(31)	(50)	0	(81)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	400	(46)	(15)	0	(61)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,100	(136)	(6)	0	(142)

						$(1,582)	$(615)	$0	$(2,197)

Total Swap Agreements						$(2,291)	$137	$43	$(2,197)

(p)	Securities with an aggregate market value of $2,240 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,097	$100	$7,197
Corporate Bonds & Notes
Banking & Finance	0	25,352	5,167	30,519
Industrials	0	33,084	194	33,278
Utilities	0	11,574	0	11,574
Municipal Bonds & Notes
Illinois	0	289	0	289
West Virginia	0	3,173	0	3,173
U.S. Government Agencies	0	854,480	0	854,480
U.S. Treasury Obligations	0	59,604	0	59,604
Non-Agency Mortgage-Backed Securities	0	132,957	0	132,957
Asset-Backed Securities	0	66,179	0	66,179
Sovereign Issues	0	14,373	0	14,373
Common Stocks
Consumer Discretionary	311	0	0	311
Energy	0	43	0	43
Real Estate Investment Trusts
Real Estate	810	0	0	810
Short-Term Instruments
Repurchase Agreements	0	2,166	0	2,166
U.S. Treasury Bills	0	1,656	0	1,656

Total Investments	$1,121	$1,212,027	$5,461	$1,218,609

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	34	0	34
Over the counter	0	614	0	614
	$0	$648	$0	$648

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	(862)	0	(868)
Over the counter	0	(2,698)	0	(2,698)

	$(6)	$(3,560)	$0	$(3,566)

Total Financial Derivative Instruments	$(6)	$(2,912)	$0	$(2,918)

Totals	$1,115	$1,209,115	$5,461	$1,215,691

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 06/30/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$55	$103	$0	$1	$0	$0	$0	$(59)	$100	$0
Corporate Bonds & Notes
Banking & Finance	5,153	0	0	8	0	6	0	0	5,167	6
Industrials	6,989	196	(3,737)	0	38	445	0	(3,737)	194	(2)
Asset-Backed Securities	4,784	0	0	137	0	489	0	(5,410)	0	0

Totals	$16,981	$299	$(3,737)	$146	$38	$940	$0	$(9,206)	$5,461	$4

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$100	Third Party Vendor	Broker Quote	100.250
Corporate Bonds & Notes
Banking & Finance	2,820	Reference Instrument	OAS Spread	490.400 bps
	2,347	Reference Instrument	Spread Movement	318.000 bps
Industrials	194	Reference Instrument	Yield	9.733

Total	$5,461

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	HUS	HSBC Bank USA N.A.
BOA	Bank of America N.A.	FBF	Credit Suisse International	JPM	JP Morgan Chase Bank N.A.
BOS	Banc of America Securities LLC	FICC	Fixed Income Clearing Corporation	MSB	Morgan Stanley Bank, N.A
BPG	BNP Paribas Securities Corp.	FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RDR	RBC Capital Markets LLC
CBK	Citibank N.A.	GST	Goldman Sachs International	UAG	UBS AG Stamford
DUB	Deutsche Bank AG

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CAD	Canadian Dollar	NZD	New Zealand Dollar	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CMBX	Commercial Mortgage-Backed Index	LIBOR03M	3 Month USD-LIBOR
7-DayAuc	7 Day Auction Rate	EUR003M	3 Month EUR Swap Rate	US0001M	1 Month USD Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0012M	12 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	LIBOR01M	1 Month USD-LIBOR

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
CDI	Brazil Interbank Deposit Rate	REMIC	Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Strategic Income Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 29, 2018